787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

March 3, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Franklin Templeton Total Return FDP Fund, a series of FDP Series, Inc.

(File No. 333-123779 and File No. 811-21744)

Ladies and Gentlemen:

On behalf of FDP Series, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated February 20, 2014, to the Prospectus dated September 30, 2013, for Franklin Templeton Total Return FDP Fund (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated February 20, 2014 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8510.

Very truly yours,

/s/ Anthony Geron
Anthony Geron

Enclosures

cc: Ben Archibald, Esq., BlackRock Advisors, LLC